UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett              New York, New York         August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:        $92,973
                                             (thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                   FORM 13F INFORMATION TABLE
                                                           June 30, 2009


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000) PRN AMT  PRN CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                 --------------   -----       -------- -------  --- ----  ----------  ----     ----   ------  ----
3M CO                          COM              88579Y101      813    16,359            SOLE        NONE     0      0        16,359
AFLAC INC                      COM              001055102    1,786    92,277            SOLE        NONE     0      0        92,277
ALTRIA GROUP INC               COM              02209S103    1,938   121,000            SOLE        NONE     0      0       121,000
AT&T INC                       COM              00206R102    3,157   125,285            SOLE        NONE     0      0       125,285
BANKRATE INC                   COM              06646V108      731    29,300            SOLE        NONE     0      0        29,300
BELO CORP                      COM SER A        080555105       28    46,000            SOLE        NONE     0      0        46,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    1,127        13            SOLE        NONE     0      0            13
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    1,889       670            SOLE        NONE     0      0           670
BP PLC                         SPONSORED ADR    055622104    1,863    46,465            SOLE        NONE     0      0        46,465
BRIGGS & STRATTON CORP         COM              109043109      286    17,306            SOLE        NONE     0      0        17,306
BURLINGTON NORTHN SANTA FE C   COM              12189T104      565     9,400            SOLE        NONE     0      0         9,400
CARNIVAL CORP                  PAIRED CTF       143658300    1,546    71,580            SOLE        NONE     0      0        71,580
CATERPILLAR INC DEL            COM              149123101    1,015    36,296            SOLE        NONE     0      0        36,296
CHEVRON CORP NEW               COM              166764100    3,513    52,249            SOLE        NONE     0      0        52,249
CHUBB CORP                     COM              171232101    3,436    81,184            SOLE        NONE     0      0        81,184
CISCO SYS INC                  COM              17275R102      226    13,503            SOLE        NONE     0      0        13,503
COCA COLA CO                   COM              191216100    1,005    22,857            SOLE        NONE     0      0        22,857
COMCAST CORP NEW               CL A             20030N101      136    10,000            SOLE        NONE     0      0        10,000
CONOCOPHILLIPS                 COM              20825C104      697    17,788            SOLE        NONE     0      0        17,788
COVIDIEN LTD                   COM              G2552X108    2,504    75,337            SOLE        NONE     0      0        75,337
DEERE & CO                     COM              244199105    2,023    61,550            SOLE        NONE     0      0        61,550
DEVON ENERGY CORP NEW          COM              25179M103      626    14,000            SOLE        NONE     0      0        14,000
DOVER CORP                     COM              260003108    1,592    60,361            SOLE        NONE     0      0        60,361
EXXON MOBIL CORP               COM              30231G102   12,509   183,688            SOLE        NONE     0      0       183,688
GENERAL ELECTRIC CO            COM              369604103      551    54,503            SOLE        NONE     0      0        54,503
INTERNATIONAL BUSINESS MACHS   COM              459200101      344     3,550            SOLE        NONE     0      0         3,550
ISHARES TR                     MSCI EAFE IDX    464287465      515    13,700            SOLE        NONE     0      0        13,700
ISHARES TR                     MSCI EMERG MKT   464287234      295    11,900            SOLE        NONE     0      0        11,900
JOHNSON & JOHNSON              COM              478160104    1,709    32,481            SOLE        NONE     0      0        32,481
KRAFT FOODS INC                CL A             50075N104      615    27,608            SOLE        NONE     0      0        27,608
LOEWS CORP                     COM              540424108      543    24,550            SOLE        NONE     0      0        24,550
MERCK & CO INC                 COM              589331107    1,105    41,306            SOLE        NONE     0      0        41,306
MONSANTO CO NEW                COM              61166W101    1,388    16,700            SOLE        NONE     0      0        16,700
NORFOLK SOUTHERN CORP          COM              655844108      452    13,400            SOLE        NONE     0      0        13,400
NORTHERN TR CORP               COM              665859104    1,232    20,600            SOLE        NONE     0      0        20,600
PEPSICO INC                    COM              713448108      615    11,955            SOLE        NONE     0      0        11,955
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      251     8,250            SOLE        NONE     0      0         8,250
PFIZER INC                     COM              717081103      212    15,579            SOLE        NONE     0      0        15,579
PHILIP MORRIS INTL INC         COM              718172109    3,108    87,350            SOLE        NONE     0      0        87,350
POTASH CORP SASK INC           COM              73755L107    4,608    57,021            SOLE        NONE     0      0        57,021
PROCTER & GAMBLE CO            COM              742718109    3,755    79,744            SOLE        NONE     0      0        79,744
QUALCOMM INC                   COM              747525103      525    13,500            SOLE        NONE     0      0        13,500
REGIS CORP MINN                COM              758932107    1,780   123,178            SOLE        NONE     0      0       123,178
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    2,153    48,594            SOLE        NONE     0      0        48,594
SCHLUMBERGER LTD               COM              806857108    2,210    54,396            SOLE        NONE     0      0        54,396
SIGMA ALDRICH CORP             COM              826552101    4,496   118,973            SOLE        NONE     0      0       118,973
VERIZON COMMUNICATIONS INC     COM              92343V104      304    10,066            SOLE        NONE     0      0        10,066
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      289    16,583            SOLE        NONE     0      0        16,583
WELLS FARGO & CO NEW           COM              949746101      241    16,894            SOLE        NONE     0      0        16,894
WYETH                          COM              983024100      254     5,900            SOLE        NONE     0      0         5,900


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